STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.5%
Automobiles & Components - 2.3%
Dorman Products	18,880	[a]	1,598,947
Fox Factory Holding	49,664	[a,b]	5,006,628
LCI Industries	26,982		3,065,965
Visteon	26,305	[a]	1,984,186
Workhorse Group	48,802	[a,b]	883,804
			12,539,530
Banks - 1.7%
Axos Financial	99,563	[a]	2,467,171
Bank OZK	37,230		857,779
Central Pacific Financial	26,116		404,537
Columbia Banking System	21,483		599,591
Federal Agricultural Mortgage, Cl. C	9,393		640,133
First Financial Bankshares	47,151		1,427,497
First Foundation	26,885		408,383
National Bank Holdings, Cl. A	19,794		562,941
Pacific Premier Bancorp	42,591		962,131
Pennymac Financial Services	14,337		755,847
Texas Capital Bancshares	16,336	[a]	529,123
			9,615,133
Capital Goods - 10.3%
AAON	35,755	[b]	2,035,532
Advanced Drainage Systems	17,973		997,142
AeroVironment	18,009	[a]	1,375,708
Ameresco, Cl. A	76,356	[a]	2,606,793
Armstrong World Industries	26,875		1,981,763
Barnes Group	24,060		952,776
Beacon Roofing Supply	17,141	[a]	580,909
Bloom Energy, Cl. A	37,551	[a,b]	588,049
Donaldson	26,357		1,327,339
Dycom Industries	14,638	[a]	900,383
Encore Wire	12,187		628,971
ESCO Technologies	19,409		1,745,257
Generac Holdings	9,558	[a]	1,815,829
Gibraltar Industries	13,567	[a]	847,191
H&E Equipment Services	45,698		925,841
Kornit Digital	51,690	[a,b]	3,201,161
Kratos Defense & Security Solutions	59,643	[a]	1,166,021
Lincoln Electric Holdings	4,791		463,338
Masonite International	36,254	[a]	3,309,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Capital Goods - 10.3% (continued)
Maxar Technologies	33,567		777,076
Mercury Systems	17,211	[a]	1,303,561
Moog, Cl. A	14,120		851,295
MSC Industrial Direct, Cl. A	6,480		427,032
PGT Innovations	66,947	[a]	1,213,749
Plug Power	93,880	[a,b]	1,218,562
Proto Labs	21,841	[a]	3,210,627
Quanta Services	18,660		956,325
RBC Bearings	16,638	[a]	2,196,882
Simpson Manufacturing	8,800		865,392
SiteOne Landscape Supply	33,428	[a,b]	4,180,171
Sunrun	25,818	[a,b]	1,460,137
The AZEK Company	20,838	[a]	822,684
Trex	46,891	[a]	7,009,736
UFP Industries	17,178		1,019,514
Vicor	25,796	[a]	2,245,026
WillScot Mobile Mini Holdings	25,043	[a]	448,270
			57,655,670
Commercial & Professional Services - 2.8%
Brady, Cl. A	29,405		1,378,800
CBIZ	40,924	[a]	995,272
Exponent	67,826		5,456,941
Franklin Covey	16,348	[a]	322,710
FTI Consulting	17,731	[a]	2,034,810
IAA	31,596	[a]	1,653,103
McGrath RentCorp	17,243		1,144,246
Tetra Tech	16,000		1,476,960
Willdan Group	34,315	[a]	966,997
			15,429,839
Consumer Durables & Apparel - 2.9%
Acushnet Holdings	20,620		727,680
Callaway Golf	98,811	[b]	2,061,197
Capri Holdings	32,269	[a]	511,141
Clarus	24,787	[a]	312,068
Deckers Outdoor	14,738	[a]	3,004,636
Helen of Troy	10,766	[a]	2,226,624
Kontoor Brands	29,779	[a,b]	658,116
LGI Homes	9,070	[a]	1,014,570
Meritage Homes	8,675	[a]	833,060
Peloton Interactive, Cl. A	10,709	[a]	821,059
Purple Innovation	21,555	[a]	407,605
Smith & Wesson Brands	29,067	[a,b]	530,763
TopBuild	14,439	[a]	2,220,718

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Consumer Durables & Apparel - 2.9% (continued)
YETI Holdings	21,300	[a]	1,094,394
			16,423,631
Consumer Services - 5.6%
Bright Horizons Family Solutions	21,484	[a]	2,857,587
Brinker International	12,235	[a]	551,064
Caesars Entertainment	41,171	[a,b]	1,885,632
Century Casinos	103,855	[a]	638,708
Chegg	21,956	[a]	1,619,036
Churchill Downs	8,515	[a]	1,488,081
Cracker Barrel Old Country Store	6,365		851,064
Extended Stay America	60,641		757,406
Frontdoor	13,182	[a]	574,340
Grand Canyon Education	5,808	[a]	546,184
Hilton Grand Vacations	39,230	[a]	859,529
Jack in the Box	10,853		894,179
K12	73,560	[a]	2,737,167
Papa John's International	16,538		1,625,520
Penn National Gaming	20,688	[a,b]	1,057,157
Strategic Education	19,641		2,014,577
Texas Roadhouse	71,579	[a]	4,508,761
The Cheesecake Factory	38,122	[a,b]	1,125,743
Vail Resorts	7,739	[a,b]	1,684,548
Wingstop	15,548		2,540,543
WW International	25,144	[a]	590,381
			31,407,207
Diversified Financials - .9%
Artisan Partners Asset Management, Cl. A	23,154		896,291
Encore Capital Group	34,427	[a]	1,581,576
Evercore, Cl. A	12,139		751,161
Hannon Armstrong Sustainable Infrastructure Capital	21,526	[c]	913,994
Hercules Capital	58,861	[b]	660,420
			4,803,442
Energy - .3%
DMC Global	13,971	[a]	494,993
New Fortress Energy	32,734	[b]	876,289
			1,371,282
Food & Staples Retailing - .6%
BJ's Wholesale Club Holdings	30,594	[a,b]	1,358,680
Performance Food Group	51,928	[a]	1,895,891
			3,254,571
Food, Beverage & Tobacco - 2.1%
Celsius Holdings	63,234	[a,b]	1,228,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Food, Beverage & Tobacco - 2.1% (continued)
Darling Ingredients	28,088	[a]	897,973
Freshpet	40,654	[a]	4,618,294
J&J Snack Foods	15,650		2,127,618
Primo Water	22,167		303,245
The Boston Beer Company, Cl. A	877	[a]	773,496
The Simply Good Foods Company	57,050	[a]	1,417,693
Vital Farms	4,703	[a]	185,298
			11,551,621
Health Care Equipment & Services - 10.7%
1Life Healthcare	21,890	[a]	638,531
Acutus Medical	16,407	[a]	575,558
Addus HomeCare	17,599	[a]	1,648,322
AMN Healthcare Services	31,202	[a]	1,679,916
Cantel Medical	17,822	[a,b]	935,299
CryoPort	38,762	[a,b]	2,150,516
Globus Medical, Cl. A	33,402	[a]	1,887,881
Guardant Health	4,934	[a]	471,197
HealthEquity	29,671	[a]	1,705,489
HealthStream	28,383	[a]	587,954
Inovalon Holdings, Cl. A	85,918	[a]	2,126,041
Inspire Medical Systems	18,399	[a]	2,197,760
Insulet	2,217	[a]	483,860
iRhythm Technologies	6,773	[a,b]	1,491,279
LeMaitre Vascular	32,776	[b]	1,058,009
LHC Group	25,114	[a]	5,234,762
Livongo Health	9,836	[a,b]	1,350,483
Masimo	15,149	[a]	3,393,376
Neogen	29,852	[a]	2,274,722
Nevro	3,948	[a]	543,008
Novocure	27,666	[a]	2,289,362
Omnicell	47,379	[a]	3,159,232
Ontrak	10,947	[a,b]	798,584
Penumbra	8,624	[a,b]	1,803,710
PetIQ	44,262	[a,b]	1,557,137
Premier, Cl. A	83,835		2,745,596
Schrodinger	6,066	[a]	366,750
Shockwave Medical	14,825		943,405
Silk Road Medical	30,306	[a]	1,848,060
STAAR Surgical	48,523	[a]	2,326,678
Tabula Rasa HealthCare	39,347	[a,b]	1,990,958
Tactile Systems Technology	52,700	[a,b]	2,025,261
Tandem Diabetes Care	19,344	[a]	2,180,456
Teladoc Health	2,306	[a,b]	497,381
U.S. Physical Therapy	9,916	[a]	881,532

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Health Care Equipment & Services - 10.7% (continued)
Vocera Communications	70,591	[a]	1,975,842
			59,823,907
Household & Personal Products - 1.2%
e.l.f. Beauty	36,621	[a]	715,208
Inter Parfums	17,518	[a]	782,529
Medifast	23,689		3,854,674
WD-40	6,572		1,343,185
			6,695,596
Insurance - 2.8%
BRP Group, Cl. A	33,162	[a]	912,287
Goosehead Insurance, Cl. A	19,160	[b]	1,968,882
Horace Mann Educators	13,447		525,240
Kinsale Captial Group	29,818		6,179,184
Palomar Holdings	44,902	[a]	5,044,740
Trean Insurance Group	18,260	[a]	285,769
Trupanion	14,295	[a,b]	896,725
			15,812,827
Materials - 1.4%
Balchem	24,241	[a]	2,368,346
Ingevity	35,039	[a]	1,968,141
Livent	57,683	[a,b]	489,152
Materion	14,736		804,438
Methanex	24,911		554,270
Stepan	7,491		863,637
The Scotts Miracle-Gro Company	5,428		914,781
			7,962,765
Media & Entertainment - .5%
Cardlytics	6,790	[a,b]	515,022
EverQuote, Cl. A	13,526	[a]	480,173
World Wrestling Entertainment, Cl. A	43,579	[b]	1,920,527
			2,915,722
Pharmaceuticals Biotechnology & Life Sciences - 15.4%
ACADIA Pharmaceuticals	3,793	[a,b]	150,165
Acceleron Pharma	6,318	[a]	615,815
Aerie Pharmaceuticals	62,326	[a,b]	685,586
Aimmune Therapeutics	53,335	[a,b]	1,825,124
Akebia Therapeutics	57,919	[a]	602,937
Akero Therapeutics	17,992	[a]	586,539
Arena Pharmaceuticals	10,961	[a]	765,297
argenx, ADR	4,374	[a]	1,011,575
Axsome Therapeutics	12,770	[a,b]	936,169
Biohaven Pharmaceutical Holding	25,489	[a,b]	1,615,747
BioSpecifics Technologies	15,078	[a]	972,531
Bio-Techne	13,659		3,489,328

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 15.4% (continued)
Bridgebio Pharma	15,095	[a,b]	450,737
CareDx	78,757	[a]	2,689,551
Castle Biosciences	50,023	[a]	2,287,551
Charles River Laboratories International	3,349	[a]	733,264
ChemoCentryx	9,854	[a]	527,189
Coherus Biosciences	78,204	[a]	1,483,530
Collegium Pharmaceutical	45,772	[a,b]	872,414
Cytokinetics	23,374	[a,b]	560,041
Deciphera Pharmaceuticals	13,069	[a]	588,236
Emergent BioSolutions	41,925	[a]	4,781,546
Esperion Therapeutics	9,205	[a,b]	332,301
Exact Sciences	5,843	[a,b]	439,919
Fate Therapeutics	22,267	[a]	810,519
Global Blood Therapeutics	23,898	[a]	1,500,316
GW Pharmaceuticals, ADR	11,396	[a]	1,184,614
Halozyme Therapeutics	151,277	[a]	4,386,277
Horizon Therapeutics	29,389	[a]	2,207,702
Immunomedics	104,716	[a]	4,666,146
Immunovant	21,915	[a]	744,233
Insmed	19,663	[a]	554,300
Invitae	30,636	[a,b]	1,071,035
Iovance Biotherapeutics	66,858	[a,b]	2,228,377
Karyopharm Therapeutics	45,969	[a]	699,189
Krystal Biotech	10,856	[a]	519,025
Ligand Pharmaceuticals	35,243	[a,b]	3,594,786
Medpace Holdings	18,905	[a]	2,453,680
MyoKardia	14,000	[a]	1,532,160
Natera	41,451	[a]	2,640,843
Nektar Therapeutics	32,646	[a,b]	631,374
NeoGenomics	101,423	[a]	3,950,426
Novavax	4,366	[a,b]	481,744
Optinose	53,516	[a,b]	243,498
Pacira Biosciences	39,248	[a,b]	2,453,785
Prestige Consumer Healthcare	32,937	[a]	1,199,895
PTC Therapeutics	20,295	[a]	1,003,080
Puma Biotechnology	22,044	[a]	226,833
Reata Pharmaceuticals, Cl. A	9,545	[a,b]	1,001,748
Repligen	24,997	[a]	3,872,285
Revance Therapeutics	44,827	[a,b]	1,310,293
Sarepta Therapeutics	3,464	[a]	507,199
Seres Therapeutics	29,980	[a]	794,170
Supernus Pharmaceuticals	45,019	[a]	989,968
TG Therapeutics	31,567	[a]	783,019

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 15.4% (continued)
Turning Point Therapeutics	20,665	[a]	1,615,589
Twist Bioscience	25,767	[a]	1,801,886
Ultragenyx Pharmaceutical	12,459	[a]	1,059,763
Veracyte	53,334	[a,b]	1,776,555
Zogenix	26,614	[a]	629,953
			86,129,357
Real Estate - 2.0%
eXp World Holdings	21,655	[a]	963,214
Hudson Pacific Properties	18,339	[c]	430,600
Innovative Industrial Properties	12,542	[c]	1,543,795
Marcus & Millichap	16,766	[a]	472,969
Monmouth Real Estate Investment	42,240	[c]	612,902
Physicians Realty Trust	32,437	[c]	588,732
QTS Realty Trust, Cl. A	30,080	[c]	2,040,026
RE/MAX Holdings, Cl. A	22,539		792,020
Realogy Holdings	107,435	[a]	1,190,380
Redfin	27,869	[a]	1,325,728
Retail Opportunity Investments	46,067	[a,c]	512,726
Terreno Realty	15,184	[c]	905,574
			11,378,666
Retailing - 4.7%
Big Lots	17,057	[b]	804,238
CarParts.com	70,454	[a]	989,879
Etsy	38,291	[a]	4,583,433
Five Below	5,514	[a]	603,507
Floor & Decor Holdings, Cl. A	28,299	[a]	2,072,619
Lithia Motors, Cl. A	12,358	[b]	3,076,648
Ollie's Bargain Outlet Holdings	34,073	[a]	3,255,335
Points International	27,223	[a]	291,014
Pool	11,185		3,666,890
Shutterstock	57,235		2,880,065
Sonic Automotive, Cl. A	20,984		886,784
Sportsman's Warehouse Holdings	48,605	[a]	762,855
Stamps.com	3,459	[a]	862,467
The Michaels Companies	81,424	[a]	916,020
Williams-Sonoma	8,629	[b]	757,281
			26,409,035
Semiconductors & Semiconductor Equipment - 6.4%
ACM Research, Cl. A	6,601	[a,b]	586,235
Advanced Energy Industries	32,444	[a]	2,404,749
Brooks Automation	40,336		2,082,547
CEVA	67,770	[a]	2,863,283
Cree	9,832	[a,b]	620,399

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Semiconductors & Semiconductor Equipment - 6.4% (continued)
Entegris	9,991		668,298
Inphi	47,485	[a]	5,412,341
Lattice Semiconductor	158,107	[a]	4,521,860
MACOM Technology Solutions Holdings	20,900	[a]	744,667
MaxLinear	30,963	[a]	753,949
Monolithic Power Systems	23,709		6,333,385
ON Semiconductor	48,877	[a]	1,044,502
Power Integrations	32,636		1,826,637
Semtech	70,351	[a]	4,126,086
Silicon Motion Technology, ADR	1,421	[a]	54,005
SiTime	13,358	[a]	880,025
Ultra Clean Holdings	21,709	[a]	532,305
			35,455,273
Software & Services - 16.4%
2U	17,705	[a,b]	732,810
ACI Worldwide	97,412	[a]	2,861,965
Alarm.com Holdings	42,870	[a]	2,566,627
Alteryx, Cl. A	3,733	[a,b]	451,058
AppFolio, Cl. A	9,705	[a]	1,630,731
BigCommerce Holdings, Ser. 1	6,533	[a,b]	769,587
Bill.com Holdings	8,689	[a]	860,037
Blackbaud	20,064	[a]	1,281,086
BlackLine	30,979	[a,b]	2,706,635
Bottomline Technologies	37,537	[a]	1,787,887
CACI International, Cl. A	7,330	[a]	1,716,613
Cerence	44,846	[a,b]	2,385,807
ChannelAdvisor	29,090	[a]	489,294
Cloudflare, Cl. A	23,239	[a]	889,124
Cornerstone OnDemand	26,412	[a]	931,551
Coupa Software	2,429	[a]	796,080
Digital Turbine	28,308	[a]	684,771
Elastic	11,806	[a]	1,281,896
Envestnet	39,431	[a]	3,272,379
Euronet Worldwide	14,372	[a]	1,485,777
Everbridge	17,277	[a,b]	2,567,535
Evo Payments, Cl. A	71,134	[a]	2,043,680
ExlService Holdings	28,167	[a]	1,793,956
Fair Isaac	9,607	[a]	4,042,530
Fastly, CI. A	7,021	[a,b]	651,830
Five9	26,832	[a]	3,419,470
I3 Verticals, Cl. A	34,279	[a]	956,041
J2 Global	58,559	[a]	4,098,544
LivePerson	85,199	[a,b]	5,082,972

Description	Shares		Value ($)
Common Stocks - 96.5% (continued)
Software & Services - 16.4% (continued)
Manhattan Associates	8,460	[a]	822,735
ManTech International, Cl. A	4,210		315,119
MAXIMUS	25,643		1,988,615
Medallia	59,083	[a,b]	2,138,214
Nuance Communications	25,549	[a]	765,448
Pegasystems	5,637		724,185
Q2 Holdings	24,630	[a,b]	2,396,253
Qualys	10,219	[a]	1,084,645
Rapid7	25,577	[a]	1,651,507
SailPoint Technologies Holdings	30,108	[a]	1,181,137
Smartsheet, Cl. A	10,779	[a]	587,779
SolarWinds	28,580		601,037
SPS Commerce	11,178	[a]	892,899
Switch, Cl. A	46,732		803,790
The Descartes Systems Group	68,896	[a]	4,199,211
TTEC Holdings	16,412	[a]	930,396
Tyler Technologies	7,212	[a]	2,490,376
Varonis Systems	9,711	[a]	1,199,600
Vertex, Cl. A	11,015	[a]	282,094
Wix.com	16,882	[a]	4,973,944
WNS Holdings, ADR	52,184	[a]	3,462,408
Workiva	43,204	[a]	2,549,036
Zscaler	7,081	[a]	1,014,991
			91,293,692
Technology Hardware & Equipment - 1.8%
Calix	44,526	[a]	866,031
Ciena	14,411	[a]	818,112
ePlus	21,999	[a]	1,687,763
Insight Enterprises	27,814	[a]	1,663,416
Ituran Location & Control	10,564	[a]	153,178
Knowles	41,554	[a]	625,803
Novanta	20,022	[a]	2,145,758
Radware	44,011	[a]	1,140,765
Rogers	10,623	[a]	1,203,692
			10,304,518
Telecommunication Services - .8%
Bandwidth, Cl. A	7,490	[a,b]	1,179,525
Boingo Wireless	167,829	[a]	2,180,098
Cogent Communications Holdings	12,055		810,819
			4,170,442
Transportation - 2.5%
Allegiant Travel	13,408	[a]	1,724,269
Atlas Air Worldwide Holdings	12,329	[a]	695,232
Echo Global Logistics	52,070	[a]	1,422,552

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.5% (continued)
Transportation - 2.5% (continued)
Hub Group, Cl. A		14,827	[a]	798,286
Kirby		13,340	[a]	566,150
Marten Transport		156,544		2,842,839
Saia		12,598	[a]	1,690,652
SkyWest		27,955	[a]	940,686
TFI International		39,001		1,725,404
XPO Logistics		19,785	[a,b]	1,746,422
				14,152,492
Utilities - .4%
California Water Service Group		14,315		649,042
SJW Group		12,255		766,305
Sunnova Energy International		33,307	[a]	790,042
				2,205,389
Total Common Stocks (cost $362,136,428)				538,761,607
	1-Day Yield (%)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $19,649,893)	0.20	19,649,893	[d]	19,649,893

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,231,664)	0.20	12,231,664	[d]	12,231,664
Total Investments (cost $394,017,985)		102.2%		570,643,164
Liabilities, Less Cash and Receivables		(2.2%)		(12,166,104)
Net Assets		100.0%		558,477,060

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2020, the value of the fund’s securities on loan was $61,266,976 and the value of the collateral was $62,091,975, consisting of cash collateral of $12,231,664 and U.S. Government & Agency securities valued at $49,860,311.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	538,761,607	-	-	538,761,607
Investment Companies	31,881,557	-	-	31,881,557

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2020, accumulated net unrealized appreciation on investments was $176,625,179, consisting of $186,634,246 gross unrealized appreciation and $10,009,067 gross unrealized depreciation.

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.